Lease Arrangements - Summary of Lease Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Lease liabilities [abstract]
Current	$ 986,489	$ 30,085	$ 1,062,239
Non-current	$ 6,825,534	$ 208,159	$ 7,159,767